Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts receivable, net

Note 7 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Accounts receivable	175,349,044	137,875,301	21,625,124
Less: allowance for doubtful accounts	(2,734,421)	(111,639,312)	(17,510,127)
Accounts receivable, net	172,614,623	26,235,989	4,114,997

The following table summarizes the changes in allowance for doubtful accounts:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Beginning balance	1,577,486	2,734,421	428,882
Addition	1,156,935	128,392,115	20,137,728
Deconsolidation of ICinit and subsidiaries	—	(19,487,224)	(3,056,484)
Ending balance	2,734,421	111,639,312	17,510,126